UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	December 31st
Date of reporting period:	January 1, 2017 to March 31, 2017

Item 1:             Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (80.3%)
Advertising (1.9%)
$275	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B2)	11/15/22	6.500	$280,500
1,475	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B2)	11/15/22	6.500	1,541,375
1,270	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 104.19)(1)	(CCC+, Caa1)	10/15/20	8.375	1,295,400
405	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/01/19 @ 102.50)(1)	(B, Ba3)	08/01/23	5.000	410,569

					3,527,844

Air Transportation (0.3%)
550	United Continental Holdings, Inc., Company Guaranteed Notes	(BB-, NR)	02/01/24	5.000	550,688

Auto Parts & Equipment (2.6%)
400	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/15/21 @ 102.44)(1)	(BB, Ba3)	08/15/26	4.875	393,500
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B, B2)	11/15/26	5.625	1,303,250
2,000	IHO Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 09/15/21 @ 102.38)(1)	(BB-, Ba1)	09/15/26	4.750	1,955,000
1,150	MPG Holdco I, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 105.53)	(B+, B3)	10/15/22	7.375	1,250,625

					4,902,375

Banking (0.6%)
1,175	Ladder Capital Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/21 @ 100.00)(1)	(B+, Ba3)	03/15/22	5.250	1,186,750

Brokerage (1.0%)
400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/17 @ 105.16)(1)	(B, B1)	04/15/22	6.875	384,000
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(1)	(B, B1)	04/15/21	7.500	1,468,125

					1,852,125

Building & Construction (2.0%)
900	Airxcel, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/19 @ 104.25)(1)	(B, B2)	02/15/22	8.500	929,250
1,400	AV Homes, Inc., Global Company Guaranteed Notes (Callable 05/01/17 @ 106.38)	(B, Caa1)	07/01/19	8.500	1,463,000
750	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 101.75)(1)	(B, B1)	12/01/18	7.000	767,812
475	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	494,000

					3,654,062

Building Materials (4.8%)
475	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	495,188
710	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Ba1)	08/01/26	4.500	710,000
1,600	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa2)	08/15/20	12.000	1,760,000
1,825	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, Caa1)	08/15/21	8.250	1,943,625
475	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/19 @ 104.75)(1)	(B+, B1)	02/01/23	9.500	540,312
1,150	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB, B3)	01/15/23	8.250	1,253,500
1,125	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	1,153,125
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(B, B3)	04/15/22	8.500	552,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials
$500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(B, B3)	07/15/23	6.125	$512,500

					8,920,750

Cable & Satellite TV (6.7%)
825	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(1)	(BB-, B1)	02/15/23	6.625	860,887
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	1,331,250
200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(1)	(BB-, Ba3)	07/15/23	5.375	207,000
1,850	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	1,965,625
400	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 05/01/17 @ 103.19)(1)	(B-, Caa1)	09/15/20	6.375	413,000
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B-, B2)	06/01/24	5.250	684,144
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, Ba1)	04/15/27	5.500	305,625
400	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba1)	10/15/25	6.625	436,000
400	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	482,000
1,175	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B+, B3)	08/15/23	6.875	1,255,781
550	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	568,563
700	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)(1)	(B+, B1)	05/15/22	6.000	728,000
1,200	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B+, B1)	05/15/24	6.250	1,212,000
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	632,258
1,350	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, Ba3)	01/15/27	5.500	1,353,240

					12,435,373

Chemicals (3.6%)
1,225	A Schulman, Inc., Global Company Guaranteed Notes (Callable 06/01/18 @ 105.16)	(B, B3e)	06/01/23	6.875	1,277,062
1,050	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	1,068,375
600	Blue Cube Spinco, Inc., Global Company Guaranteed Notes (Callable 10/15/20 @ 105.00)	(BB, Ba1)	10/15/25	10.000	727,500
500	Chemtura Corp., Company Guaranteed Notes (Callable 05/01/17 @ 104.31)	(BB-, B1)	07/15/21	5.750	517,188
650	Koppers, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1),(3)	(B+, B1)	02/15/25	6.000	672,750
500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B+, B2)	11/15/22	6.750	533,750
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/17 @ 100.00)(1),(4),(5),(6)	(NR, NR)	05/08/17	9.000	9,946
1,075	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 05/01/17 @ 103.19)	(B-, Caa1)	08/15/20	6.375	1,084,406
425	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/19 @ 104.13)(1)	(BB, Ba3)	07/15/24	5.500	447,313
325	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB, Ba3)	09/30/24	5.500	336,781

					6,675,071

Consumer/Commercial/Lease Financing (2.2%)
2,000	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	1,840,000
375	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	398,906
1,300	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 05/01/17 @ 106.75)(1)	(CCC+, Caa2)	07/15/21	9.000	1,378,780

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Consumer/Commercial/Lease Financing
$400	Park Aerospace Holdings Ltd., Rule 144A, Company Guaranteed Notes(1)	(BB-, B1)	08/15/22	5.250	$417,500

					4,035,186

Diversified Capital Goods (1.9%)
900	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	937,125
1,550	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)(1)	(BB-, Ba3)	09/01/22	5.500	1,588,750
470	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	474,700
575	SPX FLOW, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/21 @ 102.94)(1)	(BB-, B1)	08/15/26	5.875	581,469

					3,582,044

Electronics (0.7%)
500	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(1)	(B+, B2)	04/15/23	9.125	576,875
675	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BBB-, Ba1)	06/01/23	4.625	716,344

					1,293,219

Energy - Exploration & Production (3.0%)
900	Aker BP ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)(1)	(NR, NR)	05/27/22	10.250	1,010,250
725	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 05/01/17 @ 103.25)	(B+, B3)	11/01/21	6.500	730,437
250	Peabody Securities Finance Corp., Rule 144A, Senior Secured Notes (Callable 03/31/19 @ 103.00)(1)	(B+, Ba3)	03/31/22	6.000	249,531
1,000	Peabody Securities Finance Corp., Rule 144A, Senior Secured Notes (Callable 03/31/20 @ 104.78)(1)	(B+, Ba3)	03/31/25	6.375	998,750
932	Stone Energy Corp., Secured Notes (Callable 05/31/20 @ 105.63)	(NR, NR)	05/31/22	7.500	911,260
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 05/01/17 @ 102.13)	(CC, Ca)	06/15/19	8.500	913,250
800	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)	(BB-, B3)	03/15/21	5.750	796,000

					5,609,478

Food - Wholesale (1.9%)
700	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)	(B+, B3)	04/01/25	5.250	707,875
550	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.31)(1)	(BB, Ba3)	11/01/24	4.625	562,375
550	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	562,375
375	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/20 @ 104.13)(1)	(B, B3)	03/01/25	5.500	378,750
650	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 102.88)(1)	(B, B3)	03/01/27	5.750	651,625
700	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(B+, B3)	06/15/24	5.875	729,750

					3,592,750

Forestry & Paper (0.0%)
1,000	Stone & Webster, Inc.(5),(7)	(NR, NR)	10/23/19	0.000	1,000

Gaming (1.2%)
500	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	507,500
1,100	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	1,134,375
485	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 05/02/17 @ 104.13)(1),(8)	(B, B2)	02/15/21	8.250	540,560

					2,182,435

Gas Distribution (1.6%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,680,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gas Distribution
$164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/15/18 @ 104.50)	(B+, B1)	05/15/23	6.000	$165,640
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	736,875
350	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 05/01/17 @ 102.88)	(B+, B1)	02/15/21	5.750	356,125

					2,938,640

Health Facilities (2.1%)
1,263	Care Capital Properties LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Baa3)	08/15/26	5.125	1,251,649
1,075	HCA, Inc., Global Senior Secured Notes (Callable 12/15/25 @ 100.00)	(BBB-, Ba1)	06/15/26	5.250	1,134,125
500	MPT Finance Corp., Company Guaranteed Notes (Callable 05/01/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	517,500
1,000	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa1)	04/01/22	8.125	1,048,750

					3,952,024

Insurance Brokerage (1.2%)
925	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/01/17 @ 101.00)(1),(9)	(CCC+, Caa2)	07/15/19	17.000	929,625
675	HUB International Ltd., Rule 144A, Secured Notes (Callable 04/13/17 @ 103.00)(1)	(NR, B3)	02/15/21	9.250	696,533
550	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/17 @ 105.91)(1)	(CCC+, Caa2)	10/01/21	7.875	574,750

					2,200,908

Investments & Misc. Financial Services (1.3%)
1,400	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	1,417,500
900	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/15/21 @ 100.00)(1)	(BB-, Ba3)	12/15/21	5.000	936,000

					2,353,500

Machinery (1.2%)
775	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	787,594
1,300	Vertiv Intermediate Holding Corp., 12.000% Cash, 13.000% PIK, Rule 144A, Senior Unsecured Notes (Callable 02/15/19 @ 106.00)(1),(9)	(B-, Caa1)	02/15/22	25.000	1,362,556

					2,150,150

Media - Diversified (0.7%)
1,350	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B, B2)	08/15/26	5.750	1,372,942

Media Content (1.6%)
1,050	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	1,149,750
1,000	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)(1),(3)	(B+, B3)	02/15/22	6.125	1,045,000
250	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.22)(1)	(NR, B3)	08/01/24	5.625	254,375
573	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	602,366

					3,051,491

Metals & Mining - Excluding Steel (2.9%)
1,250	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.06)(1)	(BB-, B1)	12/15/20	6.125	1,287,500
907	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB, Ba3)	05/15/24	5.875	947,534
2,120	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 05/01/17 @ 102.75)(4)	(NR, NR)	06/01/19	11.000	127

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$3,325	Taseko Mines Ltd., Company Guaranteed Notes (Callable 05/01/17 @ 100.00)(3)	(B-, Caa1)	04/15/19	7.750	$3,241,875

					5,477,036

Oil Field Equipment & Services (4.3%)
1,575	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC, Ca)	05/01/22	6.250	1,386,000
1,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(CCC+, Caa1)	04/01/22	9.875	1,027,500
1,145	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 05/02/17 @ 100.00)(9)	(NR, NR)	02/04/20	8.400	384,801
600	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 05/02/17 @ 100.00)(1)	(NR, Ca)	12/01/17	7.250	330,000
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)	(B-, Caa1)	07/15/22	6.750	847,875
400	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 05/01/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	366,000
500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 05/01/17 @ 102.16)(1)	(B-, B2)	11/01/18	8.625	477,500
1,607	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 05/01/17 @ 104.31)(1)	(B-, B2)	11/02/20	9.500	1,510,376
595	Sidewinder Drilling, Inc.(5),(6)	(NR, NR)	02/14/20	12.000	576,147
750	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)(3)	(B+, Caa1)	10/15/22	5.550	709,219
400	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, Caa1)	02/15/25	6.625	400,500

					8,015,918

Oil Refining & Marketing (2.7%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)(1)	(B+, B3)	08/15/22	6.250	508,750
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	2,025,000
225	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 05/01/17 @ 103.56)	(BB-, B1)	11/15/20	7.125	235,125
1,850	PBF Finance Corp., Global Senior Secured Notes (Callable 05/01/17 @ 102.06)(3)	(BBB-, B1)	02/15/20	8.250	1,891,625
300	Western Refining, Inc., Global Company Guaranteed Notes (Callable 05/01/17 @ 103.13)	(B, B3)	04/01/21	6.250	310,312

					4,970,812

Packaging (1.7%)
1,050	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(CCC+, B3)	02/15/25	6.000	1,064,437
600	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB-, Ba3)	05/15/23	4.625	606,750
1,050	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(B-, Caa1)	01/15/25	6.875	1,074,649
450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 103.88)(1),(8)	(B-, Caa1)	02/15/23	7.750	514,928

					3,260,764

Personal & Household Products (0.6%)
725	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CCC+, Caa1)	03/15/25	8.875	741,313
400	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B-, Caa1)	03/01/24	6.375	422,000

					1,163,313

Pharmaceuticals (2.4%)
800	AMAG Pharmaceuticals, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/18 @ 105.91)(1)	(B+, B3)	09/01/23	7.875	762,000
618	Capsugel S.A., 7.000% Cash, 7.750% PIK, Rule 144A, Company Guaranteed Notes (Callable 04/17/17 @ 100.00)(1),(9)	(B-, Caa1)	05/15/19	14.750	616,609

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals
$550	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/20 @ 103.06)(1)	(B-, Caa1)	04/15/25	6.125	$425,563
89	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 102.53)(1),(3)	(B-, Caa1)	08/15/18	6.750	89,278
1,525	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	1,191,406
1,300	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB-, Ba3)	03/15/24	7.000	1,337,375

					4,422,231

Real Estate Investment Trusts (2.8%)
300	CyrusOne Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.69)(1)	(BB, B1)	03/15/27	5.375	303,750
750	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(B+, B2)	04/01/22	6.000	763,125
1,398	iStar, Inc., Senior Unsecured Notes (Callable 05/01/17 @ 102.50)	(B+, B2)	07/01/19	5.000	1,411,980
600	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(B+, B2)	07/01/21	6.500	618,000
875	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1),(3)	(BB-, B3)	11/01/23	8.125	912,187
1,175	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/01/17 @ 104.41)	(BB, B1)	08/01/22	5.875	1,210,250

					5,219,292

Recreation & Travel (1.8%)
1,500	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	1,638,750
250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 102.63)(1)	(BB-, B2)	01/15/21	5.250	257,113
700	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	694,750
675	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 02/01/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	685,125

					3,275,738

Restaurants (0.8%)
1,425	Landry’s, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, Caa1)	10/15/24	6.750	1,482,000

Software - Services (1.9%)
690	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	714,322
525	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B, B2)	01/15/23	4.500	541,406
900	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(1)	(CCC, Caa2)	04/01/22	8.750	650,250
295	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/17 @ 100.00)	(CCC+, Caa3)	01/15/19	9.125	276,563
1,215	Xerox Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	1,403,325

					3,585,866

Specialty Retail (1.6%)
975	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/17 @ 102.50)(1)	(B-, Caa1)	11/15/18	10.000	934,781
570	Caleres, Inc., Global Company Guaranteed Notes (Callable 08/15/18 @ 104.69)	(BB, B1)	08/15/23	6.250	597,075
350	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, B1)	05/15/26	5.500	343,875
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	755,625
300	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	312,000

					2,943,356

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Steel Producers/Products (0.6%)
$1,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa1)	06/15/23	9.875	$1,120,000

Support - Services (6.1%)
1,000	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(B+, Ba3)	10/01/24	5.125	1,012,500
500	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 102.63)(1),(3)	(BB-, B1)	03/15/25	5.250	464,375
800	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.78)(1),(3)	(BB-, B1)	04/01/24	6.375	805,000
1,450	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	1,435,500
1,450	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B2)	05/01/25	5.250	1,465,399
1,200	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	1,225,500
1,335	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(BB-, B3)	09/01/22	7.000	1,406,756
900	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/15/18 @ 102.88)(8)	(CCC+, Caa1)	05/15/22	5.750	994,312
345	Ritchie Bros Auctioneers, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/20 @ 104.03)(1)	(BB-, B2)	01/15/25	5.375	353,625
1,703	Syniverse Foreign Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 104.56)(1)	(B, Caa3)	01/15/22	9.125	1,651,910
500	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB-, B1)	05/15/27	5.500	506,250

					11,321,127

Tech Hardware & Equipment (1.7%)
250	CDW Finance Corp., Company Guaranteed Notes (Callable 03/01/20 @ 103.75)	(BB-, Ba3)	09/01/25	5.000	256,250
875	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(B+, Ba3)	06/15/25	6.000	920,938
1,225	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	1,258,687
625	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	686,719

					3,122,594

Telecom - Satellite (0.7%)
482	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	533,213
800	Hughes Satellite Systems Corp., Rule 144A, Senior Secured Notes(1)	(BBB-, Ba2)	08/01/26	5.250	800,000

					1,333,213

Telecom - Wireless (0.4%)
700	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB, Ba3)	01/15/26	6.500	768,250

Telecom - Wireline Integrated & Services (1.1%)
350	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	362,250
400	GTT Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(B-, Caa1)	12/31/24	7.875	416,000
600	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 104.50)	(B, B3)	04/01/23	6.000	636,750
575	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	607,948

					2,022,948

Telecommunications Equipment (0.3%)
525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	525,499

Theaters & Entertainment (1.8%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/17 @ 104.41)	(B+, B2)	02/15/22	5.875	810,844
250	AMC Entertainment Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(1)	(B+, B2)	05/15/27	6.125	252,813

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment
$425	AMC Entertainment Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(1)	(B+, B2)	11/15/26	5.875	$430,844
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, B1)	06/15/23	6.000	795,000
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B3)	11/01/24	4.875	1,027,562

					3,317,063

TOTAL CORPORATE BONDS (Cost $146,840,194)					149,367,825

BANK LOANS (14.9%)
Aerospace & Defense (0.8%)
1,484	Sequa Corp.(10)	(CCC-, Caa3)	06/19/17	5.250	1,469,651

Auto Parts & Equipment (0.8%)
1,200	Jason, Inc.(6),(10)	(CCC+, Caa3)	06/30/22	9.147	811,200
713	U.S. Farathane LLC(10)	(B, B2)	12/23/21	5.147	721,352

					1,532,552

Chemicals (2.0%)
813	ASP Chromaflo Intermediate Holdings, Inc.(10)	(CCC, Caa2)	11/14/24	9.000	810,469
1,500	Solenis International LP(10)	(B-, Caa1)	07/31/22	7.804	1,488,285
1,500	Vantage Specialty Chemicals, Inc.(6),(10)	(CCC, Caa1)	02/05/22	9.750	1,507,500

					3,806,254

Diversified Capital Goods (0.5%)
1,005	Dynacast International LLC(10)	(B-, Caa1)	01/30/23	9.647	1,007,513

Electronics (0.6%)
426	CPI International, Inc.(10)	(CCC+, Caa2)	04/07/22	8.250	429,669
594	Excelitas Technologies Corp.(10)	(CCC+, B3)	10/31/20	6.150	593,846

					1,023,515

Energy - Exploration & Production (0.5%)
1,000	W&T Offshore, Inc.(10)	(CCC, Caa2)	05/15/20	9.000	887,500

Gaming (1.4%)
741	CBAC Borrower LLC(10)	(B-, B3)	07/02/20	8.250	743,402
1,500	The Intertain Group Ltd.(2),(6),(10)	(B, Caa1)	12/16/22	10.000	1,889,743

					2,633,145

Health Facilities (1.1%)
1,455	Drumm Investors LLC(10)	(B-, Caa1)	05/04/18	9.232	1,455,414
600	Premier Dental Services, Inc.(10)	(B-, Caa1)	11/01/18	7.500	598,438

					2,053,852

Investments & Misc. Financial Services (0.9%)
431	Liquidnet Holdings, Inc.(10)	(B, B2)	05/22/19	7.750	429,902
1,250	Mergermarket U.S.A., Inc.(10)	(CCC+, Caa2)	02/04/22	7.602	1,240,625

					1,670,527

Machinery (1.3%)
1,250	CPM Holdings, Inc.(6),(10)	(B, Caa1)	04/10/23	10.250	1,253,125
1,125	WireCo WorldGroup, Inc.(10)	(B-, Caa2)	09/30/24	10.000	1,136,953

					2,390,078

Media Content (0.3%)
500	DLG Acquisitions Ltd.(8),(10)	(CCC+, Caa2)	06/30/22	8.250	548,144

Oil Field Equipment & Services (0.5%)
968	Abaco Energy Technologies LLC(6),(10)	(CCC, Caa3)	11/20/20	10.541	861,093

Personal & Household Products (1.2%)
1,000	ABG Intermediate Holdings 2 LLC(6),(10)	(CCC+, Caa1)	05/27/22	9.647	1,015,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Personal & Household Products
$1,200	Comfort Holding LLC(10)	(CCC+, Caa1)	01/17/25	11.000	$1,159,998

					2,174,998

Recreation & Travel (0.5%)
1,000	Legendary Pictures Funding LLC(6),(10)	(NR, NR)	04/22/20	7.000	1,001,250

Software - Services (1.6%)
1,240	Aricent Technologies(10)	(CCC, Caa2)	04/14/22	9.500	1,246,820
375	CCC Information Services, Inc.(10)	(CCC, Caa2)	03/29/25	7.750	372,188
1,000	Eze Castle Software, Inc.(10)	(CCC+, Caa1)	04/05/21	7.647	996,250
375	LDiscovery LLC(10)	(B+, B2)	12/09/22	6.875	359,531

					2,974,789

Support - Services (0.3%)
250	Pike Corp.(10)	(CCC+, Caa1)	09/02/24	9.000	254,375
1,250	Sprint Industrial Holdings LLC(6),(10)	(CC, Caa3)	11/14/19	11.250	343,750

					598,125

Telecom - Wireline Integrated & Services (0.5%)
1,000	Omnitracs, Inc.(10)	(CCC+, Caa1)	05/25/21	8.900	1,007,815

Theaters & Entertainment (0.1%)
156	NEG Holdings LLC(5),(6),(10)	(NR, NR)	10/17/22	9.147	115,938

TOTAL BANK LOANS (Cost $26,953,900)					27,756,739

ASSET BACKED SECURITIES (1.4%)
Collateralized Debt Obligations (1.4%)
1,000	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A(1),(10)	(BB, NR)	11/15/26	8.939	1,029,636
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A(1),(10)	(BB, NR)	01/20/25	5.780	906,896
700	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(6),(7)	(NR, NR)	04/15/26	0.000	575,971

TOTAL ASSET BACKED SECURITIES (Cost $2,550,791)					2,512,503

Number of Shares

COMMON STOCKS (1.2%)
Auto Parts & Equipment (0.3%)
46,071	UCI International, Inc.(5),(6),(11)				504,017

Building & Construction (0.0%)
6	White Forest Resources, Inc.(5),(6),(11)				91

Building Materials (0.0%)
372	Dayton Superior Corp.(5),(6),(11)				—

Gaming (0.0%)
36,250	Majestic Holdco LLC(5),(6),(11)				18,125

Oil Field Equipment & Services (0.5%)
11	Sidewinder Drilling, Inc., Series A(5),(6),(11)				847,111

Oil, Gas & Consumable Fuels (0.3%)
26,788	Stone Energy Corp.(11)				585,050

Support - Services (0.1%)
800	LTR Holdings LLC(5),(11)				284,000

Theaters & Entertainment (0.0%)
20	NEG Holdings LLC, Litigation Trust Units(5),(6),(11)				—

TOTAL COMMON STOCKS (Cost $2,974,148)					2,238,394

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.(5),(6) (Cost $156,000)				—

Number of Shares				Value

SHORT-TERM INVESTMENTS (6.1%)
6,797,525	State Street Navigator Securities Lending Government Money Market Portfolio, 0.74%(12)			$6,797,525

Par (000)		Maturity	Rate%

$4,467	State Street Bank and Trust Co. Euro Time Deposit	04/03/17	0.090	4,466,881

TOTAL SHORT-TERM INVESTMENTS (Cost $11,264,406)				11,264,406

TOTAL INVESTMENTS AT VALUE (103.9%) (Cost $190,739,439)				193,139,867

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.9%)				(7,197,702)

NET ASSETS (100.0%)				$185,942,165

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $99,660,382 or 53.6% of net assets.

(2)	This security is denominated in British Pound.
(3)	Security or portion thereof is out on loan.
(4)	Bond is currently in default.
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(6)	Illiquid security (unaudited).
(7)	Zero-coupon security.
(8)	This security is denominated in Euro.
(9)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(10)	Variable rate obligation — The interest rate shown is as of March 31, 2017.
(11)	Non-income producing security.
(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2017.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	450,000	USD	486,405	12/15/17	Morgan Stanley	$486,405	$487,735	$1,330
GBP	667,850	USD	852,654	10/13/17	Morgan Stanley	852,654	839,303	(13,351)
USD	3,246,137	EUR	2,893,400	10/13/17	Morgan Stanley	(3,246,137)	(3,124,740)	121,397
USD	100,593	EUR	92,600	12/15/17	Morgan Stanley	(100,593)	(100,365)	228
USD	2,636,338	GBP	2,132,500	10/13/17	Morgan Stanley	(2,636,338)	(2,679,965)	(43,627)
USD	734,258	GBP	579,750	12/15/17	Morgan Stanley	(734,258)	(730,026)	4,232

								$70,209

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•     Level  1–quoted prices in active markets for identical investments

•     Level  2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level  3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$148,780,732	$587,093		$149,367,825
Bank Loans	—	16,257,754	11,498,985		27,756,739
Asset Backed Securities	—	2,512,503	—		2,512,503
Common Stocks	585,049	—	1,653,345	(1)	2,238,394	(1)
Preferred Stocks	—	—	0	(1)	0	(1)
Short-term Investments	—	11,264,406	—		11,264,406

	$585,049	$178,815,395	$13,739,423		$193,139,867

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$127,187	$—		$127,187

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$56,978	$—		$56,978

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of March 31, 2017 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks		Preferred Stock		Total
Balance as of December 31, 2016	$1,304,747	$9,282,581	$732,717	(1)	$—	(1)	$11,320,045
Accrued discounts (premiums)	(2,405)	23,529	—		—		21,124
Purchases	547,976	3,980,581	968,201		—		5,496,758
Sales	(1,589,631)	(1,022,104)	—		—		(2,611,735)
Realized gain (loss)	(591,942)	14,945	—		—		(576,997)
Change in unrealized appreciation (depreciation)	918,348	194,334	(47,573)		—		1,065,109
Transfers into Level 3	—	2,017,795	—		—		2,017,795
Transfers out of Level 3	—	(2,992,676)	—		—		(2,992,676)

Balance as of March 31, 2017	$587,093	$11,498,985	$1,653,345	(1)	$—	(1)	$13,739,423

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$(1,016,112)	$45,724	$(47,573)		$—		$(1,017,961)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 3/31/2017	Valuation Technique	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$9,946	Income Approach	Expected Remaining Distribution	NA
	$1,000	Vendor Pricing	Single Broker Quote	NA
	$576,147	Market Approach	Comparable Bond Price	NA
Bank Loans	$115,938	Market Approach	Discount for Illiquidity	NA
	$11,383,047	Vendor Pricing	Single Broker Quote	$0.28 – $1.10 ($0.92)
Common Stocks	$504,108	Market Approach	Discount for Illiquidity	$10.94 – $15.17 ($10.85)
	$847,111	Market Approach	Comparable Bond Price	NA
	$302,126	Vendor Pricing	Single Broker Quote	$0.50 – $355 ($8.15)
Preferred Stock	$0	Market Approach	Discount for Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended March 31, 2017, there were no transfers between Level 1 and Level 2, but there was $2,017,795 transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $2,992,676 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:             Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:             Exhibits

1.            The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp

Name: John G. Popp

Title:    Chief Executive Officer and President

Date:    May 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title:    Chief Executive Officer and President

Date:    May 17, 2017

/s/Laurie Pecha

Name: Laurie Pecha

Title:    Chief Financial Officer

Date:    May 17, 2017